Summary of Quarterly Results of Operations (Unaudited) (FY)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Results of Operations (Unaudited)
Note 18 - Summary of Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended December 31, 2020, 2019 and 2018 (dollars in thousands, except per share data):

	March 31	June 30	September 30	December 31
2020
Net interest income	$23,362	$28,106	$29,301	$32,547
Net income	(7,400)	7,814	21,497	32,835
Net income applicable to common stock	(11,915)	4,359	16,739	25,624
Basic net income per share	$(0.27)	$0.10	$0.38	$0.58
Diluted net income per share	$(0.27)	$0.10	$0.38	$0.58
Basic weighted average shares outstanding	44,263,334	44,376,437	44,405,196	44,492,325
Diluted weighted average shares outstanding	44,274,852	44,389,380	44,421,084	44,508,213
2019
Net interest income	$26,145	$22,356	$29,349	$27,031
Net income	19,890	14,526	25,913	23,595
Net income applicable to common stock	16,108	11,036	20,460	19,310
Basic net income per share	$0.40	$0.27	$0.48	$0.44
Diluted net income per share	$0.40	$0.27	$0.48	$0.44
Basic weighted average shares outstanding	39,798,215	41,226,805	42,795,038	43,549,406
Diluted weighted average shares outstanding	39,811,304	41,239,548	42,807,773	43,560,937
2018
Net interest income	$10,734	$19,738	$25,823	$25,993
Net income	5,296	12,102	19,000	16,427
Net income applicable to common stock	5,296	12,086	17,745	14,054
Basic net income per share	$0.17	$0.38	$0.49	$0.37
Diluted net income per share	$0.17	$0.38	$0.49	$0.37
Basic weighted average shares outstanding	31,670,518	31,762,199	35,468,648	38,088,364
Diluted weighted average shares outstanding	31,684,832	31,820,527	38,942,428	44,504,418

Basic and diluted earnings per share are computed independently based on the weighted-average shares of common stock and restricted shares outstanding for each period. Accordingly, the sum of the quarterly earnings per share amounts may not agree to the total for the year.